Geographic Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Geographic Information
17. Geographic Information
The following table presents the property and equipment, net by geographic area (in thousands):

	As of December 31,
	2018	2019	2020
United States	$8,295	$7,679	$27,942
All other countries	232	222	645

Total property and equipment, net	$8,527	$7,901	$28,587

For information regarding revenue disaggregated by geography, see Note 2—Summary of Significant Accounting policies, Revenue from Contracts with Customers.